Cover	Nov. 02, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 7, 2022, Inotiv, Inc. (the "Company") filed a Current Report on Form 8-K (the "Original Form 8-K") to disclose that its Second Amended and Restated Bylaws have been amended. A copy of the Bylaws, as so amended, was filed with the Original Form 8-K as Exhibit 3.1, however due to a technical error, that copy of Exhibit 3.1 was not marked to show all changes to the Bylaws. The Company is filing this Amendment No. 1 to Form 8-K/A solely to file as Exhibit 3.1 a marked copy of the Bylaws, as amended, showing all changes made by the amendment. No other amendments to the Original Form 8-K are being made by this Amendment No. 1.
Document Period End Date	Nov. 02, 2022
Current Fiscal Year End Date	--09-30
Entity File Number	0-23357
Entity Registrant Name	INOTIV, INC.
Entity Central Index Key	0000720154
Entity Tax Identification Number	35-1345024
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	2701 KENT AVENUE
Entity Address, City or Town	WEST LAFAYETTE
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47906-1382
City Area Code	765
Local Phone Number	463-4527
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	NOTV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false